Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	SHARE CAPITAL	CAPITAL RESERVE	TREASURY SHARES	SHARE OPTIONS AND WARRANTS RESERVE	FOREIGN EXCHANGE TRANSLATION DEFICIT	RETAINED EARNINGS
Opening carrying amount at Dec. 31, 2020	$ 34,212	$ 64	$ 19,979	$ 0	$ 296	$ 2,530	$ 11,343
Issue of ordinary shares, net of issuance costs	35,910		35,910
Share-based payment expense	2,146				2,146
Share options expired			0
Transfer between reserves upon IPO	0	(64)	64
Increase (decrease) through transactions with owners, equity	38,056	(64)	35,974		2,146
Net income	12,453						12,453
Exchange differences on translating foreign currencies	(4,812)					(4,812)
Total comprehensive income (loss) for the year attributable to the shareholders	7,641					(4,812)	12,453
Closing carrying amount at Dec. 31, 2021	79,909	0	55,953	0	2,442	(2,282)	23,796
Issue of ordinary shares, net of issuance costs	7,619		7,619
Treasury shares acquired	(348)			(348)
Share-based payment expense	3,132				3,132
Exercise of options	0		151		(151)
Share options expired			0
Repurchase of warrant	(800)				(1,012)		212
Transfer between reserves upon IPO			0
Increase (decrease) through transactions with owners, equity	9,603		7,770	(348)	1,969		212
Net income	2,390						2,390
Exchange differences on translating foreign currencies	(4,793)					(4,793)
Total comprehensive income (loss) for the year attributable to the shareholders	(2,403)					(4,793)	2,390
Closing carrying amount at Dec. 31, 2022	87,109	0	63,723	(348)	4,411	(7,075)	26,398
Issue of ordinary shares, net of issuance costs	10,216		10,216
Treasury shares acquired	(2,759)			(2,759)
Share-based payment expense	3,124				3,124
Exercise of options	106		201		(95)
Share options expired	0		26		(26)
Transfer between reserves upon IPO			0
Increase (decrease) through transactions with owners, equity	10,687		10,443	(2,759)	3,003	0	0
Net income	18,260						18,260
Exchange differences on translating foreign currencies	2,868					2,868
Total comprehensive income (loss) for the year attributable to the shareholders	21,128					2,868	18,260
Closing carrying amount at Dec. 31, 2023	$ 118,924	$ 0	$ 74,166	$ (3,107)	$ 7,414	$ (4,207)	$ 44,658